Current assets and liabilities	12 Months Ended
Dec. 31, 2025
Current assets and liabilities
Current assets and liabilities

(8) Current assets and liabilities

-Accounting Principles-

Trade accounts receivable

Trade accounts receivable are initially recognized at the transaction price in accordance with IFRS 15. For trade accounts receivable, the Group applies the simplified approach with expected lifetime credit losses recognized from initial recognition of the receivables in the income statement. The provision for doubtful debts is established using an expected credit loss model (ECL) using the simplified approach in accordance with IFRS 9. The carrying amount of trade accounts receivable is reduced through the use of an allowance account. Impaired trade accounts receivables are derecognized when they are assessed as uncollectible.

Inventories

In accordance with IAS 2, inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, manufacturing, as well as other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is predominantly determined by using the weighted average cost method. Depending on the nature of inventory, the Group also applies the first-in, first-out method in rare cases. The net realizable value represents the estimated sales price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Write-downs of inventories which are considered obsolete or slow moving are computed taking into account their expected future utilization and their net realizable value.

The Group also considers other reasons that the cost of inventories may not be recoverable such as damage, obsolescence, expiration date or declines in selling price.

-Trade accounts receivables-

Trade accounts receivables that were not individually impaired were classified as recoverable on the basis of credit management processes and individual assessments of customer risks. The valuation allowances include appropriate risk provisions. The Group has assessed the default risk of all trade accounts receivables. The opening balance of trade accounts receivable was €116,319k as of January 1, 2025 (January 1, 2024: € 98,396k) and the closing balance was € 135,963k as of December 31, 2025 (December 31, 2024: € 116,319k).

The maturities of trade receivables as at December 31, 2025 and December 31, 2024 taking into account risk provisions, are as follows:

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Not past due	116,100	87,986
Risk provision not past due	(589)	(161)
Weighted average loss rate	0.51%	0.18%
Past due 1-30 days	12,780	13,098
Risk provision 1-30 days	(199)	(43)
Weighted average loss rate	1.56%	0.33%
Past due 31-120 days	5,612	9,473
Risk provision 31-120 days	(336)	(32)
Weighted average loss rate	6.00%	0.34%
More than 120 days	15,557	16,903
Risk provision more than 120 days	(12,961)	(10,905)
Weighted average loss rate	83.31%	64.51%
Total trade accounts receivable	135,963	116,319

The related loss allowances on trade accounts receivable have changed as follows:

	Credit-impaired	Lifetime expected
	Trade accounts receivable	credit losses
	(individually assessed)	(collectively assessed)
	k€	k€	k€
Balance as of January 1, 2024	6,121	331	6,452
Change in provision for ECL	—	194	194
Additions/Reductions	7,969	—	7,969
Recoveries collected	(3,474)	—	(3,474)
Deduction from allowance	—	—	—
Currency translation adjustments and other	—	—	—
Balance as of December 31, 2024	10,616	526	11,141

Balance as of January 1, 2025	10,616	526	11,141
Change in provision for ECL	—	242	242
Additions/Reductions	4,672	—	4,672
Recoveries collected	(271)	—	(271)
Deduction from allowance	(1,843)	—	(1,843)
Currency translation adjustments and other	145	—	145
Balance as of December 31, 2025	13,319	768	14,086

The Group does not have an allowance against any other financial asset.

-Inventories-

Inventories consist of the following:

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Raw materials	26,984	29,455
Work-in-progress	2,333	1,667
Total inventories	29,317	31,122

Raw materials mainly consist of consumables, cell culture media and disposables.

Allowances on inventories exist at the balance sheet date in the amount of € 1,329k (December 31, 2024: € 2,043k).

In 2025, € 40,867k (2024: € 45,069k, 2023: € 54,987k) of inventories were expensed.

-Prepaid expenses and other current assets-

Prepaid expenses as of December 31, 2025 mainly relate to prepayments for subscriptions to IT licenses. Other current assets mainly comprise VAT-related receivables of € 10,801k (December 31, 2024: € 14,149k).

in k€	December 31, 2025	December 31, 2024
Prepaid expenses	18,970	22,240
Other current assets	11,510	23,279
Total prepaid expenses and other current assets	30,480	45,519

-Trade payables-

As of December 31, 2025 the Group’s trade payables amounted to € 64,763k (December 31, 2024: € 85,792k) and consist of payables in relation within the normal course of business.

-Other current liabilities-

As of December 31, 2025 other current liabilities included wage taxes in the amount of € 5,692k (December 31, 2024: € 5,457k) and social security liabilities with an amount of € 5,645k (December 31, 2024: € 8,003k).

-Deferred Income-

As of December 31, 2025, current and non-current deferred income amounted to € 11,570k (December 31, 2024: € 33,773k) and included customer reimbursements for equipment in Just - Evotec Biologics, Inc.of € 6,756k (December 31, 2024: € 8,567k). The decrease is mainly driven by the sale of Just EU and the derecognition of the related forgivable loan (December 31, 2024: € 21,125k).